UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Moderate Allocation Portfolio
HIGHLIGHTS
The Moderate Allocation Portfolio underperformed its combined index portfolio benchmark and its Lipper peer group average for the
12 months ended December 31, 2022.
Security selection in the portfolio’s underlying investments drove underperformance, especially in the U.S. large-cap growth equity strategy. Tactical allocation decisions in the fund’s underlying investments also had a negative impact on relative performance. The inclusion of diversifying sectors such as high yield bonds and real assets equities contributed to relative results.
We maintain a modest underweight to equities, reflecting a less compelling risk/reward trade-off given the headwinds to growth from rising interest rates coupled with what we believe are elevated expectations for earnings.
We believe that the Moderate Allocation Portfolio’s diversification and flexibility to identify investment opportunities across sectors and regions should allow us to generate solid long-term returns in a variety of market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Moderate Allocation Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Moderate Allocation Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Moderate Allocation Portfolio returned -18.31% in the 12 months ended December 31, 2022. The portfolio
underperformed its combined index portfolio benchmark, the
Morningstar Moderate Target Risk Index, and its peer group,
the Lipper Variable Annuity Underlying Mixed-Asset Target
Allocation Moderate Funds Average. ( Past performance cannot guarantee future results .)
*For a definition of the combined index portfolio, please see the
Benchmark Information section.
What factors influenced the fund’s performance?
Overall, security selection in the portfolio’s underlying
investments had a negative impact on relative performance.
Security selection among U.S. large-cap growth stocks was a
significant detractor. The allocation underperformed its style-
specific benchmark, driven largely by stock selection and an overweight allocation in the consumer discretionary and
communication services sectors. The allocation to U.S.
large-cap value stocks also held back relative performance as stock selection in the energy sector weighed. Within fixed
income, security selection in the U.S. investment-grade debt strategy, which trailed its style-specific benchmark, had a
negative impact. However, security selection within the
emerging markets bond and U.S. large-cap core equity
allocations modestly contributed to relative performance, as they outpaced their respective benchmarks.
Tactical decisions to overweight and underweight asset classes weighed on relative returns. An underweight to cash in favor of bonds throughout the period weighed on relative returns.
An overweight to emerging markets equities during the
period, which fared worse than developed markets, detracted.
Emerging markets tumbled as the Russia-Ukraine conflict,
rising interest rates, a strengthening U.S. dollar, and concerns about the Chinese economy created an acute risk-off
environment. Conversely, our underweight to U.S. large-cap
growth stocks was beneficial as the segment significantly
underperformed U.S. large-cap value stocks for the year. An
opportunistic tilt toward inflation-linked securities in the first half of the year also added value.
The inclusion of diversifying sectors lifted relative returns, led by the inclusion of real assets equities. However, this positive impact was partly mitigated by a tactical underweight
allocation to the sector early in the year. We closed the
underweight halfway through the period and are now neutral
to the sector. Real assets equities fell to a lesser extent than the broader equity markets as commodities, such as coal and
natural gas, emerged as clear leaders with robust gains. On the other hand, real estate stocks fell sharply, hurt by substantial increases in interest rates. Exposure to high yield debt added value. High yield bonds fell as credit spreads widened and
investors were concerned about the potential for weaker
corporate earnings and a recession in 2023 but outperformed
more interest rate-sensitive investment-grade issues for the year. Conversely, the inclusion of international bonds as a
diversifying fixed income sector detracted from relative
returns. Bonds in developed non-U.S. markets fared poorly in
2022, as interest rates in most developed countries increased amid elevated inflation, and losses to U.S. investors were
exacerbated by a stronger U.S. dollar versus many other
currencies.
How is the fund positioned?
We are underweight to stocks as we believe the weakening
outlook for growth and earnings is cause for caution amid
still-elevated inflation and continued policy tightening by
central banks. Within fixed income, we increased our
allocation to cash over the last year, which reduces portfolio duration while earning attractive yields and provides liquidity should market opportunities arise.
Stocks
On a regional basis, we are modestly overweight to
international stocks, with a tilt to emerging markets, relative to
U.S. stocks given more attractive valuations. We believe the global growth outlook may benefit from reopening and
stabilization in China. However, inflation concerns, tighter central bank policy, an energy crisis in Europe, and U.S. dollar strength remain notable risks. U.S. stocks remain expensive on a relative basis, although the U.S. economy appears to be more resilient than the rest of the world, and its less cyclical nature could provide support as global growth weakens. Among
major developed markets outside the U.S., equity valuations in
Europe are compelling, but elevated energy costs and
weakening manufacturing activity have made a recession
likely. Despite the negative impact of slowing global trade
volumes, Japanese equities offer cheap valuations, relatively
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Moderate Allocation Portfolio -0.04% -18.31%
Morningstar Moderate Target
Risk Index 1.38 -14.77
Combined Index Portfolio* 1.05 -14.49
Lipper Variable Annuity Underlying
Mixed-Asset Target Allocation
Moderate Funds Average 0.13 -15.48

T. ROWE PRICE Moderate Allocation Portfolio

lower inflation, an improving outlook for the yen, and
accommodative monetary and fiscal policies.
We remain overweight to emerging markets stocks, which
offer more compelling valuations relative to their developed markets counterparts. While the rapid relaxation of China’s
zero-COVID restrictions may create a disorderly reopening
process and lead to a significant increase in coronavirus cases over the near term, we believe the country’s domestic
economic outlook will improve by mid-2023. However,
multiple risks persist in China, including housing sector
concerns, geopolitical uncertainty, and sanctions-related
impacts.
In the U.S., we are nearly balanced between value and growth equities, as we have moderated our overweight to value given relative outperformance over the last 12 months. The slowing economic growth backdrop is unfavorable for cyclicals, while higher interest rates weigh on growth-oriented equities.
During the period, we introduced a tactical allocation to
large-cap core equities that generally have a higher-quality profile and are less cyclical or have less interest rate sensitivity than value or growth styles, respectively. We are modestly
overweight to U.S. small-cap stocks relative to larger
companies. We believe small-cap valuations are particularly
compelling as shares have traded lower amid elevated
recession concerns and higher financing costs. Earnings for
smaller companies have held up relatively well during this
period of economic weakness and could improve if the outlook stabilizes.
We are neutral to inflation-sensitive real assets equities, which we believe may provide a hedge should inflationary pressures persist longer than expected. Commodity prices may face
further pressure due to economic concerns, although energy
demand could be bolstered as China begins reopening. The
real estate sector remains attractive in the context of economic recovery as the sector offers income and an ability to raise rents, but equity prices remain vulnerable to rising rates.
Bonds
We are overweight to high yield bonds as yields in the sector offer reasonable compensation for risk, in our view. High yield credit fundamentals remain supportive in the face of slowing economic growth; however, default rates are likely to rise from historically low levels toward longer-run averages. We believe that, in an environment of volatile equity returns, the income offered by high yield bonds contributes to a compelling risk-
adjusted return profile.
We are neutral to nondollar bonds, given the differing paces with which various central banks are progressing with
monetary policy tightening. While near-term risks remain that the U.S. dollar could strengthen further in a risk-off
environment, we believe nondollar bonds should benefit from
more supportive currency dynamics over the intermediate
term given narrowing growth and real interest rate differentials between the U.S. and the rest of the world. We are overweight to dollar-denominated emerging markets bonds given
attractive yield levels in select markets versus developed
markets. We believe peaking monetary tightening from many
central banks and moderating inflation should be supportive
of the sector.
What is portfolio management’s outlook?
Global equity and bond markets fell sharply in 2022 but
bounced off recent lows at the end of the period on signs that inflation is beginning to ease. Capital markets appear to have priced in a significant global economic growth environment
heading into 2023, although the duration and magnitude
remain uncertain as the world’s major central banks continue efforts to bring inflation under control by hiking interest rates and draining liquidity from the markets. However, signs
suggesting easing inflation pressures have emerged in recent months. Key input costs—such as oil and other commodities—
have declined, while labor participation and employment data suggest a resilient labor market in the U.S. despite an uncertain growth outlook. The Fed has signaled a potential shift to a
more moderate pace of tightening but remains committed to
taming inflation, particularly wage inflation, which it sees as a key driver of persistent inflation. Even taking into account this more moderate pace, we expect the Fed’s benchmark interest
rate to reach 5% by early 2023 as inflation will likely settle above the Fed’s 2% long-term inflation target.
Given the range of potential paths for growth and inflation, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds or cash in the near term, and we believe that a more modest allocation to equities may be prudent. While equities have rallied in recent months,
uncertainty around corporate fundamentals suggests limited
near-term upside, particularly as earnings estimates remain
elevated against a slowing growth outlook. Furthermore, fixed income yields, particularly for below investment-grade issuers, have reached attractive levels, given what we expect to be a manageable outlook for credit downgrades and defaults. Other key risks to global markets include central bank missteps,
persistent inflation, the potential for a sharper slowdown in global growth, geopolitical tensions, and the need for China to
SECURITY DIVERSIFICATION
Based on net assets as of 12/31/22.
*
Includes the cash underlying futures positions, such as the
Russell 2000 futures.

T. ROWE PRICE Moderate Allocation Portfolio

strike a balance between containing the coronavirus and
economic growth. We believe these headwinds should peak
and subsequently ease in the latter half of 2023 and potentially provide a more constructive environment. We continue to
evaluate long‐term valuations and early indications of
stabilization or improvement in macroeconomic conditions as
we assess where there may be opportunities to add to equities and other risk assets.
The elevated levels of volatility and uncertainty in global
markets underscore the value of our thoughtful strategic
investing approach. Given the uncertain impact of the forces driving global financial markets, we believe the Moderate
Allocation Portfolio’s broad diversification and the strength of
T. Rowe Price’s fundamental research platform should help us perform in a variety of market environments over the long
term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Moderate Allocation Portfolio

RISKS OF INVESTING
Stocks generally fluctuate in value more than bonds and may
decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling
prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers.
Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of
non-U.S. markets. Non-U.S. investments are also subject to
currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of
securities denominated in that currency. The risks of investing outside the U.S. are heightened for any investments in
emerging markets, which are susceptible to greater volatility than investments in developed markets.
Fixed income markets can be adversely affected by economic
and other market developments. Fixed income securities are
subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than shorter maturities. Funds
that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
BENCHMARK INFORMATION
Combined Index Portfolio: An unmanaged blended index
benchmark composed of the following underlying indexes as
of December 31, 2022: 60% stocks (42% Russell 3000 Index,
18% MSCI All Country World ex-US Index Net), 30% bonds
(Bloomberg U.S. Aggregate Bond Index), and 10% money
market securities (FTSE 3-Month Treasury Bill Index).
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index
are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the
administrator of the index (collectively, “Bloomberg”) and
have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend
its products. Bloomberg does not guarantee the timeliness,
accurateness, or completeness of any data or information
relating to its products.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and
providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability
whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a
basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI.
Historical MSCI data and analysis should not be taken as an
indication or guarantee of any future performance analysis,
forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the
data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this
communication. No further distribution of data from the LSE
Group is permitted without the relevant LSE Group company’s
express written consent. The LSE Group does not promote,
sponsor or endorse the content of this communication.

T. ROWE PRICE Moderate Allocation Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
MODERATE ALLOCATION
PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MODERATE ALLOCATION
PORTFOLIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Moderate Allocation Portfolio -18.31% 3.21% 6.14%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $999.60 $3.53
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.68   3.57
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Moderate Allocation Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31 $ 21 .09
Investment activities
Net investment income
(1)(2)
0 .31 0 .24 0 .28 0 .38 0 .39
Net realized and unrealized gain/loss ( 4 .45 ) 2 .02 2 .72 3 .22 ( 1 .44 )
Total from investment activities ( 4 .14 ) 2 .26 3 .00 3 .60 ( 1 .05 )
Distributions
Net investment income ( 0 .30 ) ( 0 .24 ) ( 0 .29 ) ( 0 .40 ) ( 0 .38 )
Net realized gain ( 0 .38 ) ( 2 .31 ) ( 0 .75 ) ( 0 .55 ) ( 1 .35 )
Total distributions ( 0 .68 ) ( 2 .55 ) ( 1 .04 ) ( 0 .95 ) ( 1 .73 )
NET ASSET VALUE
End of period $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31
Ratios/Supplemental Data
Total return
(2)(3)
( 18 .31 ) % 10 .06% 14 .54% 19 .80% ( 5 .08 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0 .90% 0 .90% 0 .90% 0 .90% 0 .88%
Net expenses after waivers/payments by Price
Associates 0 .70% 0 .71% 0 .72% 0 .72% 0 .76%
Net investment income 1 .60% 1 .00% 1 .32% 1 .88% 1 .84%
Portfolio turnover rate 98 .9% 82 .3% 65 .5% 91 .2% 77 .0%
Net assets, end of period (in thousands) $ 161,984 $ 209,296 $ 200,870 $ 184,645 $ 166,744
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 7. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2022

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.5%
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 18
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 21
Amur Equipment Finance Receivables
X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 100,000 90
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 118,800 117
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.249%,
7/15/34  (1) 250,000 242
Carlyle U.S.
Series 2019-4A, Class A11R, CLO,
FRN
3M TSFR + 1.32%, 5.184%,
4/15/35  (1) 250,000 242
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 80
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 17
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 31
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 5.359%,
2/12/30  (1) 231,343 228
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.229%,
7/15/36  (1) 250,000 242
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 63,863 53
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 72
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 49
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31  (1) 100,000 95
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 52,663 49
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 100,000 91
Shares/Par $ Value
(Cost and value in $000s)
‡
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.465%,
1/23/35  (1) 250,000 242
Navient Private Education Refi Loan
Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 93,266 81
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39  (1) 100,000 96
Santander Drive Auto Receivables
Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 23
Santander Drive Auto Receivables
Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 38
Santander Drive Auto Receivables
Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 19
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 50,000 47
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36  (1) 53,454 51
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 49,420 47
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 100,000 87
Total Asset-Backed Securities (Cost
$2,602) 2,468
BOND MUTUAL FUNDS 14.6%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 5.89%  (2)(3) 519 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.45%  (2)(3) 1,104,345 6,935
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
7.57%  (2)(3) 39,089 359
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 8.21%  (2)(3) 1,355,743 9,978
T. Rowe Price International Bond Fund
- I Class, 2.71%  (2)(3) 907,964 6,438
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
5.66%  (2)(3) 1,401 6
Total Bond Mutual Funds (Cost
$29,103) 23,722

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 49.5%
COMMUNICATION SERVICES 3.5%
Diversified Telecommunication
Services 0.5%
KT (KRW)  (4) 2,855 77
Nippon Telegraph & Telephone (JPY)  13,900 396
Verizon Communications  7,100 280
753
Entertainment 0.5%
Activision Blizzard  1,540 118
Cinemark Holdings  (4) 1,138 10
Netflix  (4) 921 271
Sea, ADR  (4) 2,127 111
Walt Disney  (4) 2,950 256
766
Interactive Media & Services 2.0%
Alphabet, Class A  (4) 2,792 246
Alphabet, Class C  (4) 25,864 2,295
Bumble, Class A  (4) 909 19
Meta Platforms, Class A  (4) 3,522 424
NAVER (KRW)  394 56
Tencent Holdings (HKD)  3,500 149
Vimeo  (4) 2,732 9
Z Holdings (JPY)  23,500 59
3,257
Media 0.2%
CyberAgent (JPY)  9,500 84
Stroeer (EUR)  (5) 948 44
WPP (GBP)  14,645 145
273
Wireless Telecommunication
Services 0.3%
SoftBank Group (JPY)  1,500 64
T-Mobile U.S.  (4) 1,929 270
Vodafone Group, ADR  9,421 95
429
Total Communication Services 5,478
CONSUMER DISCRETIONARY 4.9%
Auto Components 0.3%
Autoliv, SDR (SEK)  1,133 86
Denso (JPY)  2,200 108
Magna International  2,646 149
Stanley Electric (JPY)  (5) 3,000 57
Sumitomo Rubber Industries (JPY)  (5) 3,300 29
429
Automobiles 0.4%
Honda Motor (JPY)  1,900 43
Rivian Automotive, Class A  (4) 2,421 45
Suzuki Motor (JPY)  2,500 80
Tesla  (4) 2,312 285
Toyota Motor (JPY)  16,400 224
677
Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (4) 636 40
Clear Secure, Class A  2,183 60
Rover Group, Acquisition Date:
8/2/21, Cost $—  (4)(6) 823 —
Strategic Education  71 6
106
Hotels, Restaurants & Leisure 0.9%
BJ's Restaurants  (4) 1,095 29
Booking Holdings  (4) 99 200
Chipotle Mexican Grill  (4) 178 247
Chuy's Holdings  (4) 1,095 31
Compass Group (GBP)  8,482 196
Dutch Bros, Class A  (4) 228 6
Fiesta Restaurant Group  (4) 2,184 16
Marriott Vacations Worldwide  155 21
McDonald's  1,779 469
Papa John's International  1,005 83
Red Robin Gourmet Burgers  (4) 506 3
Red Rock Resorts, Class A  331 13
Ruth's Hospitality Group  798 12
Wyndham Hotels & Resorts  409 29
Yum! Brands  1,011 129
1,484
Household Durables 0.2%
Panasonic Holdings (JPY)  12,000 100
Persimmon (GBP)  4,637 68
Skyline Champion  (4) 828 43
Sony Group (JPY)  2,200 168
379
Internet & Direct Marketing
Retail 1.2%
Alibaba Group Holding, ADR  (4) 265 23
Amazon.com  (4) 20,184 1,695
ASOS (GBP)  (4) 3,260 20
DoorDash, Class A  (4) 980 48
Farfetch, Class A  (4) 2,473 12
Xometry, Class A  (4) 676 22
Zalando (EUR)  (4) 2,181 77
1,897
Multiline Retail 0.4%
Dollar General  2,143 528
Next (GBP)  1,471 103
Ollie's Bargain Outlet Holdings  (4) 1,528 71
702
Specialty Retail 0.9%
Burlington Stores  (4) 494 100
Five Below  (4) 168 30
Home Depot  820 259
Kingfisher (GBP)  45,914 130
Monro  1,029 47
RH  (4) 70 19
Ross Stores  3,816 443
TJX  2,542 202
Ulta Beauty  (4) 350 164

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A  (4) 2,280 31
1,425
Textiles, Apparel & Luxury
Goods 0.5%
Dr. Martens (GBP)  14,459 33
Kering (EUR)  235 120
Lululemon Athletica  (4) 552 177
Moncler (EUR)  2,264 120
NIKE, Class B  2,077 243
Samsonite International (HKD)  (4) 23,700 62
Skechers USA, Class A  (4) 1,157 48
803
Total Consumer Discretionary 7,902
CONSUMER STAPLES 3.2%
Beverages 0.4%
Boston Beer, Class A  (4) 217 71
Coca-Cola  1,833 117
Constellation Brands, Class A  188 44
Diageo (GBP)  4,350 190
Heineken (EUR)  765 72
Keurig Dr Pepper  4,581 163
Kirin Holdings (JPY)  (5) 4,300 66
723
Food & Staples Retailing 0.4%
Fresh Market, EC  (4)(7) 590 —
Seven & i Holdings (JPY)  4,600 197
Walmart  3,273 464
Welcia Holdings (JPY)  2,200 51
712
Food Products 1.2%
Barry Callebaut (CHF)  48 95
Cal-Maine Foods  149 8
Kraft Heinz  7,326 298
Mondelez International, Class A  7,393 493
Nestle (CHF)  5,707 659
Nomad Foods  (4) 1,902 33
Post Holdings  (4) 537 49
Post Holdings Partnering  (4) 724 7
Simply Good Foods  (4) 506 19
TreeHouse Foods  (4) 492 24
Utz Brands  1,939 31
Wilmar International (SGD)  53,200 166
1,882
Household Products 0.4%
Kimberly-Clark  830 113
Procter & Gamble  3,180 482
595
Personal Products 0.4%
BellRing Brands  (4) 2,169 56
L'Oreal (EUR)  526 188
Unilever (GBP)  7,107 359
603
Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.4%
Philip Morris International  6,688 677
677
Total Consumer Staples 5,192
ENERGY 1.9%
Energy Equipment & Services 0.2%
Cactus, Class A  520 26
Liberty Energy, Class A  2,919 47
NexTier Oilfield Solutions  (4) 4,574 42
Worley (AUD)  12,785 130
245
Oil, Gas & Consumable Fuels 1.7%
Chevron  2,464 442
ConocoPhillips  520 61
Devon Energy  879 54
Diamondback Energy  513 70
Equinor (NOK)  8,937 321
Exxon Mobil  7,423 819
Kimbell Royalty Partners  462 8
Kinder Morgan  15,000 271
Magnolia Oil & Gas, Class A  3,471 81
Shell, ADR  2,671 152
TotalEnergies (EUR)  5,375 338
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3  (4)
(6)(7) 1 15
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18  (4)(6)(7) 5 74
Woodside Energy Group (GBP)  1,027 25
2,731
Total Energy 2,976
FINANCIALS 8.1%
Banks 3.1%
ANZ Group Holdings (AUD)  6,350 102
Bank of America  25,152 833
BankUnited  1,365 46
BNP Paribas (EUR)  2,337 133
Cadence Bank  1,494 37
Citigroup  2,800 127
Close Brothers Group (GBP)  2,098 26
CRB Group, Acquisition Date:
4/14/22, Cost $2  (4)(6)(7) 23 2
CrossFirst Bankshares  (4) 1,270 16
DBS Group Holdings (SGD)  3,775 96
Dime Community Bancshares  1,058 34
DNB Bank (NOK)  11,878 235
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3  (4)(6)(7) 307 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2  (4)
(6)(7) 151 3
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $—  (4)(6)(7) 46 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
East West Bancorp  845 56
Equity Bancshares, Class A  658 21
Erste Group Bank (EUR)  1,837 59
FB Financial  1,067 39
First Bancshares  814 26
Five Star Bancorp  663 18
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19, Cost $5  (4)
(6)(7) 528 2
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $—  (4)(6)(7) 104 —
Heritage Commerce  2,587 34
Home BancShares  1,476 34
ING Groep (EUR)  20,591 251
Intesa Sanpaolo (EUR)  30,404 67
JPMorgan Chase  5,259 705
Live Oak Bancshares  1,053 32
Lloyds Banking Group (GBP)  186,476 102
Mitsubishi UFJ Financial Group (JPY)  18,000 121
National Bank of Canada (CAD)  2,989 201
Origin Bancorp  931 34
Pacific Premier Bancorp  1,047 33
Pinnacle Financial Partners  622 46
Popular  356 24
Signature Bank  429 49
SouthState  550 42
Standard Chartered (GBP)  8,488 63
Sumitomo Mitsui Trust Holdings (JPY)  2,135 74
Svenska Handelsbanken, Class A
(SEK)  15,022 151
U.S. Bancorp  6,100 266
United Overseas Bank (SGD)  8,300 190
Veritex Holdings  978 27
Wells Fargo  11,008 454
Western Alliance Bancorp  1,025 61
4,978
Capital Markets 0.9%
Bridgepoint Group (GBP)  17,051 39
Cboe Global Markets  416 52
Charles Schwab  2,929 244
Goldman Sachs Group  1,506 517
Julius Baer Group (CHF)  2,410 140
Macquarie Group (AUD)  940 106
MSCI  100 47
P10, Class A  2,020 22
S&P Global  530 178
StepStone Group, Class A  1,210 30
TMX Group (CAD)  279 28
XP, Class A  (4) 2,617 40
1,443
Consumer Finance 0.0%
Encore Capital Group  (4) 470 22
PRA Group  (4) 887 30
52
Diversified Financial Services 0.6%
Berkshire Hathaway, Class B  (4) 1,720 531
Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  10,162 52
Conyers Park III Acquisition  (4) 1,070 11
Corebridge Financial  3,777 76
Element Fleet Management (CAD)  (5) 13,449 183
Housing Development Finance (INR)  3,455 110
Mitsubishi HC Capital (JPY)  11,000 54
1,017
Insurance 3.4%
AIA Group (HKD)  6,000 66
Allstate  1,672 227
American International Group  2,746 174
Assurant  483 60
AXA (EUR)  11,350 316
Axis Capital Holdings  1,214 66
Chubb  3,835 846
Definity Financial (CAD)  1,359 39
Direct Line Insurance Group (GBP)  20,523 55
First American Financial  430 22
Hanover Insurance Group  379 51
Hartford Financial Services Group  2,332 177
Kemper  568 28
Manulife Financial (CAD)  5,792 103
Marsh & McLennan  1,124 186
MetLife  6,284 455
Munich Re (EUR)  938 303
PICC Property & Casualty, Class H
(HKD)  100,000 95
Ping An Insurance Group, Class H
(HKD)  8,000 53
Progressive  3,759 488
Sampo, Class A (EUR)  4,000 209
Selective Insurance Group  1,054 93
Storebrand (NOK)  15,187 132
Sun Life Financial (CAD)  4,407 205
Tokio Marine Holdings (JPY)  9,900 211
Travelers  3,194 599
Zurich Insurance Group (CHF)  457 218
5,477
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp  (4) 741 10
Capitol Federal Financial  1,706 15
Essent Group  508 20
Kearny Financial  1,409 14
PennyMac Financial Services  1,240 70
129
Total Financials 13,096
HEALTH CARE 8.5%
Biotechnology 0.7%
AbbVie  2,075 335
Abcam, ADR  (4) 2,796 44
Agios Pharmaceuticals  (4) 451 13
Amgen  580 152
Apellis Pharmaceuticals  (4) 992 51
Argenx, ADR  (4) 219 83
Ascendis Pharma, ADR  (4) 495 61
Avid Bioservices  (4) 1,625 22

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines  (4) 683 30
Cerevel Therapeutics Holdings  (4) 628 20
CRISPR Therapeutics  (4) 228 9
Cytokinetics  (4) 195 9
Flame Biosciences, Acquisition Date:
9/28/20, Cost $2  (4)(6)(7) 372 2
Generation Bio  (4) 1,036 4
Genmab (DKK)  (4) 164 69
Icosavax  (4) 811 6
Insmed  (4) 2,157 43
Intellia Therapeutics  (4) 242 8
Ionis Pharmaceuticals  (4) 664 25
Karuna Therapeutics  (4) 163 32
Kura Oncology  (4) 681 9
Kymera Therapeutics  (4) 219 6
Monte Rosa Therapeutics  (4) 494 4
Morphic Holding  (4) 315 8
MorphoSys, ADR  (4) 2,215 8
Nkarta  (4) 830 5
Nurix Therapeutics  (4) 305 3
Prometheus Biosciences  (4) 267 29
Prothena  (4) 329 20
RAPT Therapeutics  (4) 502 10
Relay Therapeutics  (4) 463 7
Repare Therapeutics  (4) 449 7
Replimune Group  (4) 259 7
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (4)
(6) 87 —
Scholar Rock Holding  (4) 1,153 10
Tenaya Therapeutics  (4) 269 1
Ultragenyx Pharmaceutical  (4) 220 10
Vaxcyte  (4) 204 10
Verve Therapeutics  (4) 385 8
Xencor  (4) 773 20
Zentalis Pharmaceuticals  (4) 473 10
1,210
Health Care Equipment &
Supplies 1.4%
Alcon (CHF)  886 61
Align Technology  (4) 122 26
AtriCure  (4) 541 24
Becton Dickinson & Company  2,992 761
CVRx  (4) 364 7
Elekta, Class B (SEK)  10,879 66
EssilorLuxottica (EUR)  882 159
ICU Medical  (4) 304 48
Intuitive Surgical  (4) 1,741 462
Koninklijke Philips (EUR)  5,896 89
Masimo  (4) 243 36
Outset Medical  (4) 1,480 38
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $14  (4)(6)(7) 3,864 2
Penumbra  (4) 183 41
PROCEPT BioRobotics  (4) 1,149 48
QuidelOrtho  (4) 496 42
Siemens Healthineers (EUR)  3,309 165
Stryker  864 211
Shares/Par $ Value
(Cost and value in $000s)
‡
Teleflex  192 48
2,334
Health Care Providers &
Services 2.6%
Alignment Healthcare  (4) 1,703 20
AmerisourceBergen  978 162
Centene  (4) 3,644 299
Cigna  342 113
dentalcorp Holdings (CAD)  (4)(5) 1,362 9
Elevance Health  2,326 1,193
Fresenius (EUR)  3,616 101
HCA Healthcare  1,291 310
Humana  862 442
ModivCare  (4) 511 46
Molina Healthcare  (4) 312 103
Option Care Health  (4) 1,358 41
Pennant Group  (4) 852 9
Privia Health Group  (4) 1,242 28
U.S. Physical Therapy  356 29
UnitedHealth Group  2,593 1,375
4,280
Health Care Technology 0.1%
Certara (4) 269 4
Definitive Healthcare  (4) 582 6
Doximity, Class A  (4) 582 20
GE Healthcare Technologies  (4) 498 29
Veeva Systems, Class A  (4) 410 66
125
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies  (4) 346 3
Bruker  1,115 76
Danaher  2,181 579
Evotec (EUR)  (4) 2,454 40
NeoGenomics  (4) 1,307 12
Olink Holding, ADR  (4) 846 21
PerkinElmer  856 120
Rapid Micro Biosystems, Class A  (4) 1,106 1
Seer  (4) 574 3
Thermo Fisher Scientific  1,060 584
1,439
Pharmaceuticals 2.8%
Arvinas (4) 229 8
Astellas Pharma (JPY)  15,800 240
AstraZeneca, ADR  11,799 800
Bayer (EUR)  3,413 176
Catalent  (4) 813 37
Eli Lilly  1,710 626
GSK, ADR  2,819 99
Ipsen (EUR)  399 43
Johnson & Johnson  5,174 914
Merck  2,010 223
Novartis (CHF)  3,609 327
Otsuka Holdings (JPY)  (5) 2,800 91
Reata Pharmaceuticals, Class A  (4) 251 9
Roche Holding (CHF)  1,225 385
Sanofi (EUR)  3,866 373

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  1,109 162
4,513
Total Health Care 13,901
INDUSTRIALS & BUSINESS
SERVICES 4.4%
Aerospace & Defense 0.5%
Cadre Holdings  572 11
L3Harris Technologies  2,086 434
Northrop Grumman  223 122
Parsons  (4) 1,083 50
Safran (EUR)  947 119
736
Building Products 0.0%
CSW Industrials  258 30
Gibraltar Industries  (4) 648 30
60
Commercial Services &
Supplies 0.2%
Cintas  118 53
IAA  (4) 598 24
MSA Safety  90 13
Rentokil Initial (GBP)  6,457 40
Republic Services  841 109
Stericycle  (4) 883 44
Tetra Tech  182 26
309
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (4) 355 16
16
Electrical Equipment 0.8%
ABB (CHF)  6,574 200
AMETEK  526 73
AZZ  1,128 45
Eaton  2,743 431
Hubbell  536 126
Legrand (EUR)  1,824 146
Mitsubishi Electric (JPY)  15,300 152
Prysmian (EUR)  4,153 154
Shoals Technologies Group, Class
A  (4) 710 18
Thermon Group Holdings  (4) 532 11
1,356
Industrial Conglomerates 1.1%
DCC (GBP)  1,657 81
General Electric  6,655 558
Honeywell International  1,265 271
Melrose Industries (GBP)  71,559 115
Roper Technologies  509 220
Siemens (EUR)  4,458 615
1,860
Machinery 0.5%
Cummins  120 29
Dover  380 52
Enerpac Tool Group  2,045 52
EnPro Industries  166 18
Shares/Par $ Value
(Cost and value in $000s)
‡
Esab  391 18
ESCO Technologies  610 54
Federal Signal  1,147 53
Graco  613 41
Helios Technologies  631 34
Ingersoll Rand  2,017 105
John Bean Technologies  406 37
KION Group (EUR)  1,974 56
Marel (ISK)  2,236 8
Mueller Water Products, Class A  2,616 28
RBC Bearings  (4) 160 34
SMC (JPY)  100 42
SPX Technologies  (4) 893 59
THK (JPY)  (5) 2,400 45
Toro  311 35
800
Professional Services 0.3%
Booz Allen Hamilton Holding  340 36
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5  (4)(6)(7) 594 5
Clarivate  (4) 3,242 27
Huron Consulting Group  (4) 335 24
Legalzoom.com  (4) 965 7
Recruit Holdings (JPY)  3,900 122
TechnoPro Holdings (JPY)  4,600 122
Teleperformance (EUR)  480 115
TransUnion  508 29
Upwork  (4) 862 9
496
Road & Rail 0.6%
Central Japan Railway (JPY)  700 86
CSX  10,345 321
Landstar System  183 30
Norfolk Southern  900 222
Old Dominion Freight Line  361 102
Saia  (4) 236 49
Union Pacific  720 149
959
Trading Companies &
Distributors 0.4%
Air Lease  914 35
Ashtead Group (GBP)  2,325 132
Bunzl (GBP)  2,390 80
Mitsubishi (JPY)  3,300 107
Rush Enterprises, Class A  589 31
SiteOne Landscape Supply  (4) 483 57
Sumitomo (JPY)  7,600 126
568
Total Industrials & Business Services 7,160
INFORMATION
TECHNOLOGY 10.7%
Communications Equipment 0.1%
Clearfield (4) 97 9
Infinera  (4) 878 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Telefonaktiebolaget LM Ericsson,
Class B (SEK)  26,367 154
169
Electronic Equipment, Instruments
& Components 0.5%
CTS  1,326 52
Hamamatsu Photonics (JPY)  2,100 100
Largan Precision (TWD)  1,000 66
Littelfuse  201 44
Murata Manufacturing (JPY)  2,400 118
Novanta  (4) 248 34
Omron (JPY)  1,100 53
PAR Technology  (4) 1,031 27
TE Connectivity  1,123 129
Teledyne Technologies  (4) 234 94
Vontier  1,054 21
738
IT Services 2.1%
Accenture, Class A  370 99
Adyen (EUR)  (4) 83 115
Affirm Holdings  (4) 1,446 14
Amadeus IT Group (EUR)  (4) 1,730 90
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61  (4)(6)(7) 16,076 33
Block, Class A  (4) 1,441 90
Fidelity National Information Services  1,260 85
Fiserv  (4) 3,999 404
Mastercard, Class A  2,287 795
MongoDB  (4) 569 112
NTT Data (JPY)  12,600 184
Payoneer Global  (4) 6,401 35
PayPal Holdings  (4) 725 52
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $1  (4)(6)(7) 26 2
Shopify, Class A  (4) 3,051 106
Snowflake, Class A  (4) 369 53
SS&C Technologies Holdings  968 50
Themis Solutions, Acquisition Date:
4/14/21, Cost $3  (4)(6)(7) 110 2
Toast, Class A  (4) 2,998 54
Visa, Class A  4,611 958
3,333
Semiconductors & Semiconductor
Equipment 2.9%
Advanced Micro Devices  (4) 3,500 227
Applied Materials  1,510 147
ASML Holding (EUR)  547 298
ASML Holding  664 363
Broadcom  1,176 658
Credo Technology Group Holding  (4) 1,001 13
Entegris  931 61
KLA  1,132 427
Lam Research  463 195
Lattice Semiconductor  (4) 1,832 119
Marvell Technology  2,288 85
Micron Technology  3,000 150
Monolithic Power Systems  385 136
Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  4,777 698
NXP Semiconductors  1,095 173
Renesas Electronics (JPY)  (4) 5,900 52
Taiwan Semiconductor Manufacturing
(TWD)  25,219 366
Taiwan Semiconductor Manufacturing,
ADR  1,130 84
Texas Instruments  2,442 403
Tokyo Electron (JPY)  400 117
4,772
Software 3.5%
Amplitude, Class A  (4) 982 12
Atlassian, Class A  (4) 770 99
Bill.com Holdings  (4) 907 99
Blackline  (4) 581 39
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34  (4)(6)(7) 20 11
Ceridian HCM Holding  (4) 109 7
Clearwater Analytics Holdings, Class
A  (4) 544 10
Confluent, Class A  (4) 1,440 32
Crowdstrike Holdings, Class A  (4) 342 36
Datadog, Class A  (4) 627 46
Descartes Systems Group  (4) 885 62
DoubleVerify Holdings  (4) 2,262 50
Five9  (4) 773 52
Fortinet  (4) 523 26
Gusto, Acquisition Date: 10/4/21,
Cost $10  (4)(6)(7) 364 7
Intuit  1,129 439
Manhattan Associates  (4) 327 40
Microsoft  14,271 3,422
nCino  (4) 207 5
Paycom Software  (4) 155 48
Paycor HCM  (4) 1,223 30
SAP (EUR)  1,946 201
ServiceNow  (4) 1,526 593
Socure, Acquisition Date: 12/22/21,
Cost $2  (4)(6)(7) 117 1
Synopsys  (4) 972 310
Workiva  (4) 688 58
5,735
Technology Hardware, Storage &
Peripherals 1.6%
Apple  18,836 2,447
Samsung Electronics (KRW)  5,071 223
2,670
Total Information Technology 17,417
MATERIALS 1.7%
Chemicals 1.1%
Air Liquide (EUR)  1,139 162
Akzo Nobel (EUR)  1,642 110
Asahi Kasei (JPY)  12,000 85
BASF (EUR)  2,103 104
Covestro (EUR)  2,194 85
Element Solutions  4,596 84
HB Fuller  224 16

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
International Flavors & Fragrances  1,300 136
Johnson Matthey (GBP)  4,076 104
Linde  493 161
Nutrien  3,724 272
Quaker Chemical  279 47
Sherwin-Williams  1,197 284
Tosoh (JPY)  1,000 12
Umicore (EUR)  2,905 107
1,769
Containers & Packaging 0.0%
Amcor, CDI (AUD)  6,110 73
73
Metals & Mining 0.5%
Antofagasta (GBP)  7,070 132
BHP Group (AUD)  2,058 64
BHP Group (GBP)  5,360 166
Constellium  (4) 3,359 40
ERO Copper (CAD)  (4) 1,001 14
Franco-Nevada (CAD)  68 9
Haynes International  691 32
IGO (AUD)  28,626 262
Rio Tinto (AUD)  695 55
South32 (AUD)  32,660 89
863
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,174 115
West Fraser Timber (CAD)  228 17
132
Total Materials 2,837
REAL ESTATE 0.8%
Equity Real Estate Investment
Trusts 0.6%
Boston Properties, REIT  440 30
Community Healthcare Trust, REIT  495 18
CubeSmart, REIT  1,336 54
EastGroup Properties, REIT  591 88
Equity LifeStyle Properties, REIT  927 60
First Industrial Realty Trust, REIT  234 11
Flagship Communities REIT  440 7
Great Portland Estates (GBP)  10,097 60
Independence Realty Trust, REIT  1,874 32
Prologis, REIT  2,451 276
Rexford Industrial Realty, REIT  1,027 56
Scentre Group (AUD)  45,909 89
Terreno Realty, REIT  430 24
Weyerhaeuser, REIT  4,199 130
935
Real Estate Management &
Development 0.2%
Altus Group (CAD)  (5) 252 10
DigitalBridge Group  1,116 12
FirstService  734 90
Mitsui Fudosan (JPY)  8,800 161
Shares/Par $ Value
(Cost and value in $000s)
‡
Tricon Residential  3,472 27
300
Total Real Estate 1,235
UTILITIES 1.6%
Electric Utilities 0.8%
American Electric Power  1,867 177
FirstEnergy  3,547 149
IDACORP  541 58
MGE Energy  286 20
Southern  12,028 859
Xcel Energy  1,099 77
1,340
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  11,500 37
Chesapeake Utilities  464 55
ONE Gas  282 21
Southwest Gas Holdings  979 60
173
Independent Power & Renewable
Electricity Producers 0.1%
Electric Power Development (JPY)  4,700 75
NextEra Energy Partners  490 34
109
Multi-Utilities 0.6%
Ameren  1,217 108
Dominion Energy  1,458 89
DTE Energy  880 104
Engie (EUR)  16,015 229
National Grid (GBP)  11,936 143
Sempra Energy  1,754 271
WEC Energy Group  430 40
984
Water Utilities 0.0%
California Water Service Group  511 31
SJW Group  526 43
74
Total Utilities 2,680
Total Miscellaneous Common
Stocks  0.2%  (8) 303
Total Common Stocks (Cost
$54,346) 80,177
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $19  (4)
(6)(7) 754 24
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $13  (4)(6)(7) 335 11
35

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Internet & Direct Marketing
Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $10  (4)(6)(7) 1,674 3
3
Total Consumer Discretionary 38
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $14  (4)(6)(7) 733 37
Total Consumer Staples 37
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $9  (4)(6)(7) 81 6
Total Financials 6
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5  (4)
(6)(7) 1,752 11
Caris Life Sciences, Series D,
Acquisition Date: 5/11/21, Cost $7  (4)
(6)(7) 895 6
17
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5  (4)(6)(7) 5,305 5
5
Health Care Providers &
Services 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10  (4)(6)(7) 4,107 10
10
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $5  (4)(6)(7) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6  (4)(6)(7) 636 4
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $7  (4)(6)(7) 524 32
National Resilience, Series C,
Acquisition Date: 6/9/21, Cost $11  (4)
(6)(7) 237 14
55
Total Health Care 87
Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $6  (4)
(6)(7) 126 5
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11  (4)(6)(7) 1,914 11
16
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5  (4)(6)(7) 445 9
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $3  (4)(6)(7) 138 3
12
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5  (4)(6)(7) 252 5
5
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4  (4)(6)(7) 900 7
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12  (4)(6)(7) 1,200 9
16
Road & Rail 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9  (4)(6)(7) 1,241 6
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10  (4)(6)(7) 764 4
10
Total Industrials & Business Services 59
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4  (4)(6)(7) 303 6
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2  (4)(6)(7) 90 2
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5  (4)(6)(7) 184 11
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1  (4)(6)(7) 10 1
Themis Solutions, Series AA,
Acquisition Date: 4/14/21, Cost $1  (4)
(6)(7) 30 —
Themis Solutions, Series AB,
Acquisition Date: 4/14/21, Cost $—  (4)
(6)(7) 10 —
Themis Solutions, Series B,
Acquisition Date: 4/14/21, Cost $—  (4)
(6)(7) 10 —
Themis Solutions, Series E,
Acquisition Date: 4/14/21, Cost $7  (4)
(6)(7) 320 6
26

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11  (4)(6)(7) 192 11
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30  (4)(6)(7) 411 25
Gusto, Series E, Acquisition Date:
7/13/21, Cost $15  (4)(6)(7) 504 9
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12  (4)(6)(7) 921 13
Nuro, Series D, Acquisition Date:
10/29/21, Cost $5  (4)(6)(7) 242 3
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5  (4)
(6)(7) 1,032 5
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7  (4)(6)(7) 1,115 12
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1  (4)(6)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2  (4)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2  (4)(6)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $—  (4)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4  (4)(6)(7) 270 2
83
Total Information Technology 109
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C,
Acquisition Date: 5/28/21, Cost $6  (4)
(6)(7) 135 11
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $9  (4)(6)(7) 228 7
18
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6  (4)(6)(7) 201 6
6
Total Materials 24
Total Convertible Preferred Stocks
(Cost $321) 360
CORPORATE BONDS 5.9%
AbbVie, 3.20%, 11/21/29  55,000 49
AbbVie, 4.05%, 11/21/39  25,000 21
AbbVie, 4.70%, 5/14/45  55,000 50
AbbVie, 4.875%, 11/14/48  88,000 81
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 174
Alexandria Real Estate Equities,
3.375%, 8/15/31  45,000 39
Alexandria Real Estate Equities,
3.95%, 1/15/28  65,000 61
Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 14
Ally Financial, 4.75%, 6/9/27  55,000 52
Anheuser-Busch InBev Worldwide,
4.50%, 6/1/50  (5) 29,000 26
Aon, 2.80%, 5/15/30  15,000 13
APA Pipelines, 4.25%, 7/15/27  (1) 180,000 168
Arrow Electronics, 4.00%, 4/1/25  50,000 48
Astrazeneca Finance, 1.75%, 5/28/28  35,000 30
AT&T, 3.50%, 9/15/53  55,000 37
Ausgrid Finance, 4.35%, 8/1/28  (1) 40,000 37
Bank of America, 3.248%, 10/21/27  70,000 65
Bank of America, VR, 1.898%,
7/23/31  (9) 210,000 161
Bank of America, VR, 1.922%,
10/24/31  (9) 60,000 46
Bank of America, VR, 2.496%,
2/13/31  (9) 105,000 85
Bank of America, VR, 2.592%,
4/29/31  (9) 50,000 41
Bank of America, VR, 3.419%,
12/20/28  (9) 80,000 72
Bank of America, VR, 4.271%,
7/23/29  (9) 65,000 61
Barclays, VR, 5.501%, 8/9/28  (9) 200,000 194
BAT Capital, 3.557%, 8/15/27  150,000 137
BAT International Finance, 1.668%,
3/25/26  (5) 15,000 13
Becton Dickinson & Company,
1.957%, 2/11/31  50,000 40
Becton Dickinson & Company,
2.823%, 5/20/30  25,000 22
Becton Dickinson & Company, 3.70%,
6/6/27  57,000 54
Berkshire Hathaway Finance, 2.50%,
1/15/51  50,000 31
Berkshire Hathaway Finance, 2.85%,
10/15/50  25,000 17
Berkshire Hathaway Finance, 3.85%,
3/15/52  20,000 16
BNP Paribas, VR, 2.591%, 1/20/28  (1)
(9) 200,000 176
Boardwalk Pipelines, 3.40%, 2/15/31  33,000 28
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 9
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Booking Holdings, 4.625%, 4/13/30  20,000 19
Boston Properties, 2.90%, 3/15/30  60,000 49
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 32
Brixmor Operating Partnership, 4.05%,
7/1/30  35,000 31
Brixmor Operating Partnership,
4.125%, 5/15/29  33,000 29
Broadcom, 4.11%, 9/15/28  15,000 14
Capital One Financial, 3.65%, 5/11/27  50,000 47
Capital One Financial, 3.75%, 3/9/27  50,000 47
Capital One Financial, VR, 2.359%,
7/29/32  (9) 145,000 104
Capital One Financial, VR, 3.273%,
3/1/30  (9) 25,000 21

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 5.247%,
7/26/30  (9) 15,000 14
Cardinal Health, 4.50%, 11/15/44  8,000 6
Carvana, 10.25%, 5/1/30  (1) 55,000 26
Celanese U.S. Holdings, 6.05%,
3/15/25  25,000 25
Celanese U.S. Holdings, 6.165%,
7/15/27  25,000 24
Centene, 2.625%, 8/1/31  110,000 86
Charter Communications Operating,
2.25%, 1/15/29  25,000 20
Charter Communications Operating,
3.75%, 2/15/28  30,000 27
Charter Communications Operating,
4.20%, 3/15/28  45,000 41
Charter Communications Operating,
5.125%, 7/1/49  15,000 11
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  45,000 41
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 15
Citigroup, VR, 3.106%, 4/8/26  (9) 40,000 38
Citigroup, VR, 5.61%, 9/29/26  (9) 60,000 60
Citigroup, Series VAR, VR, 3.07%,
2/24/28  (9) 50,000 45
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Comcast, 3.90%, 3/1/38  60,000 52
Corebridge Financial, 3.90%,
4/5/32  (1) 15,000 13
Crown Castle, 2.25%, 1/15/31  95,000 76
Crown Castle, 2.90%, 3/15/27  10,000 9
Crown Castle Towers, 3.663%,
5/15/25  (1) 85,000 82
CSL Finance, 4.05%, 4/27/29  (1) 25,000 24
CVS Health, 1.75%, 8/21/30  50,000 39
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 5.05%, 3/25/48  84,000 76
Diamondback Energy, 3.25%, 12/1/26  35,000 33
Duke Energy, 5.00%, 8/15/52  40,000 36
Ecolab, 4.80%, 3/24/30  5,000 5
Edison International, 4.95%, 4/15/25  5,000 5
Energy Transfer, 2.90%, 5/15/25  60,000 57
Energy Transfer, 4.50%, 4/15/24  5,000 5
Energy Transfer, 5.875%, 1/15/24  25,000 25
Energy Transfer, 6.00%, 6/15/48  30,000 27
Eni, Series X-R, 4.75%, 9/12/28  (1) 205,000 198
Enterprise Products Operating, 2.80%,
1/31/30  15,000 13
Equifax, 5.10%, 12/15/27  30,000 29
Equitable Holdings, 4.35%, 4/20/28  105,000 100
FedEx, 2.40%, 5/15/31  46,000 37
Fifth Third Bancorp, VR, 4.772%,
7/28/30  (9) 15,000 14
Fiserv, 3.50%, 7/1/29  15,000 14
General Motors, 4.20%, 10/1/27  15,000 14
General Motors, 5.60%, 10/15/32  15,000 14
Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors Financial, 4.00%,
10/6/26  20,000 19
General Motors Financial, 4.30%,
7/13/25  45,000 44
General Motors Financial, 4.35%,
4/9/25  17,000 16
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%,
11/16/26  70,000 66
Goldman Sachs Group, VR, 1.542%,
9/10/27  (9) 50,000 43
Goldman Sachs Group, VR, 2.615%,
4/22/32  (9) 185,000 147
Goldman Sachs Group, VR, 3.615%,
3/15/28  (9) 45,000 42
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25  (1) 15,000 14
Gray Oak Pipeline, 3.45%,
10/15/27  (1) 5,000 4
Hasbro, 3.55%, 11/19/26  25,000 23
HCA, 2.375%, 7/15/31  20,000 16
HCA, 3.125%, 3/15/27  (1) 20,000 18
HCA, 3.375%, 3/15/29  (1) 5,000 4
HCA, 3.50%, 9/1/30  25,000 22
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  63,000 63
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 11
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 53
Highwoods Realty, 3.05%, 2/15/30  65,000 51
Highwoods Realty, 4.125%, 3/15/28  41,000 37
HSBC Holdings, VR, 1.645%,
4/18/26  (9) 205,000 185
Humana, 3.70%, 3/23/29  15,000 14
Humana, 4.875%, 4/1/30  42,000 41
Hyundai Capital America, 1.80%,
10/15/25  (1) 20,000 18
Hyundai Capital America, 2.10%,
9/15/28  (1) 35,000 29
Intercontinental Exchange, 4.35%,
6/15/29  40,000 39
JPMorgan Chase, VR, 1.578%,
4/22/27  (9) 50,000 44
JPMorgan Chase, VR, 1.953%,
2/4/32  (9) 175,000 134
JPMorgan Chase, VR, 2.182%,
6/1/28  (9) 60,000 52
JPMorgan Chase, VR, 2.739%,
10/15/30  (9) 40,000 33
JPMorgan Chase, VR, 2.947%,
2/24/28  (9) 50,000 45
JPMorgan Chase, VR, 2.956%,
5/13/31  (9) 119,000 98
JPMorgan Chase, VR, 3.54%,
5/1/28  (9) 25,000 23
JPMorgan Chase, VR, 4.586%,
4/26/33  (9) 15,000 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 4.912%,
7/25/33  (9) 63,000 60
JPMorgan Chase, VR, 5.717%,
9/14/33  (9) 30,000 30
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kookmin Bank, 4.50%, 2/1/29  200,000 187
Las Vegas Sands, 3.50%, 8/18/26  25,000 22
Lowe's, 4.25%, 4/1/52  25,000 20
Lowe's, 5.625%, 4/15/53  15,000 14
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 166
Marriott International, 5.00%,
10/15/27  30,000 30
Marsh & McLennan, 2.25%, 11/15/30  15,000 12
Micron Technology, 4.185%, 2/15/27  9,000 9
Micron Technology, 5.327%, 2/6/29  22,000 21
Mileage Plus Holdings, 6.50%,
6/20/27  (1) 31,502 31
Morgan Stanley, VR, 1.593%,
5/4/27  (9) 20,000 18
Morgan Stanley, VR, 3.217%,
4/22/42  (9) 15,000 11
Morgan Stanley, VR, 4.431%,
1/23/30  (9) 25,000 23
Morgan Stanley, VR, 4.889%,
7/20/33  (9) 10,000 9
Netflix, 6.375%, 5/15/29  55,000 57
NextEra Energy Capital Holdings,
2.44%, 1/15/32  45,000 36
NextEra Energy Capital Holdings,
3.00%, 1/15/52  35,000 23
NextEra Energy Capital Holdings,
5.00%, 7/15/32  15,000 15
NRG Energy, 4.45%, 6/15/29  (1) 20,000 17
Nucor, 3.125%, 4/1/32  20,000 17
NXP, 2.70%, 5/1/25  5,000 5
NXP, 3.15%, 5/1/27  10,000 9
NXP, 5.35%, 3/1/26  20,000 20
Oracle, 2.30%, 3/25/28  25,000 22
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 17
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 31
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 41
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Parker-Hannifin, 4.25%, 9/15/27  20,000 19
Parker-Hannifin, 4.50%, 9/15/29  15,000 15
PerkinElmer, 1.90%, 9/15/28  35,000 29
PerkinElmer, 2.25%, 9/15/31  15,000 12
PerkinElmer, 3.30%, 9/15/29  19,000 17
Philip Morris International, 5.625%,
11/17/29  15,000 15
PNC Financial Services Group, 2.55%,
1/22/30  15,000 13
Realty Income, 3.95%, 8/15/27  35,000 33
Reynolds American, 4.45%, 6/12/25  34,000 33
Rogers Communications, 3.20%,
3/15/27  (1) 14,000 13
Rogers Communications, 3.80%,
3/15/32  (1) 25,000 22
Rogers Communications, 4.55%,
3/15/52  (1) 15,000 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores, 1.875%, 4/15/31  45,000 35
Sabine Pass Liquefaction, 4.50%,
5/15/30  10,000 9
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 113
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 40
Santander Holdings USA, VR, 2.49%,
1/6/28  (9) 30,000 26
SBA Tower Trust, 1.84%, 4/15/27  (1) 50,000 42
SBA Tower Trust, 2.593%,
10/15/31  (1) 40,000 31
Sempra Energy, 3.70%, 4/1/29  15,000 13
Sherwin-Williams, 2.95%, 8/15/29  50,000 44
SMBC Aviation Capital Finance,
3.55%, 4/15/24  (1) 205,000 198
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 29
Standard Chartered, VR, 2.608%,
1/12/28  (1)(9) 200,000 174
T-Mobile USA, 2.05%, 2/15/28  25,000 21
T-Mobile USA, 3.75%, 4/15/27  165,000 156
Targa Resources Partners, 5.50%,
3/1/30  57,000 54
Targa Resources Partners, 6.875%,
1/15/29  20,000 20
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 9
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 14
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  5,000 4
Transurban Finance, 2.45%,
3/16/31  (1) 25,000 20
Transurban Finance, 3.375%,
3/22/27  (1) 15,000 14
Trinity Acquisition, 4.40%, 3/15/26  65,000 62
Truist Financial, VR, 4.123%,
6/6/28  (9) 45,000 43
United Airlines PTT, Series 2019-2,
Class A, 2.90%, 5/1/28  13,183 11
United Airlines PTT, Series 2019-2,
Class AA, 2.70%, 5/1/32  8,845 7
UnitedHealth Group, 2.00%, 5/15/30  105,000 87
UnitedHealth Group, 5.875%, 2/15/53  32,000 35
Utah Acquisition Sub, 3.95%, 6/15/26  40,000 37
Verizon Communications, 1.75%,
1/20/31  25,000 19
Verizon Communications, 2.10%,
3/22/28  30,000 26
Verizon Communications, 2.55%,
3/21/31  80,000 66
Verizon Communications, 2.65%,
11/20/40  77,000 52
Verizon Communications, 3.55%,
3/22/51  45,000 32
Vistra Operations, 3.55%, 7/15/24  (1) 105,000 101
Vistra Operations, 5.125%, 5/13/25  (1) 45,000 44
Vodafone Group, 5.25%, 5/30/48  50,000 44

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Volkswagen Group of America
Finance, 3.20%, 9/26/26  (1) 205,000 190
Warnermedia Holdings, 3.755%,
3/15/27  (1) 60,000 54
Warnermedia Holdings, 4.054%,
3/15/29  (1) 20,000 17
Wells Fargo, 4.30%, 7/22/27  35,000 34
Wells Fargo, VR, 2.393%, 6/2/28  (9) 115,000 102
Wells Fargo, VR, 2.572%, 2/11/31  (9) 225,000 186
Wells Fargo, VR, 2.879%, 10/30/30  (9) 100,000 85
Westlake, 1.625%, 7/17/29 (EUR)  100,000 86
Woodside Finance, 3.65%, 3/5/25  (1)
(5) 45,000 43
Woodside Finance, 3.70%, 9/15/26  (1) 40,000 37
Woodside Finance, 3.70%, 3/15/28  (1) 71,000 64
Workday, 3.70%, 4/1/29  10,000 9
Xcel Energy, 3.40%, 6/1/30  45,000 40
Total Corporate Bonds (Cost
$10,719) 9,478
EQUITY MUTUAL FUNDS 8.9%
T. Rowe Price Institutional Emerging
Markets Equity Fund  (2) 224,676 7,172
T. Rowe Price Real Assets Fund - I
Class  (2) 356,039 4,767
T. Rowe Price U.S. Large-Cap Core
Fund - I Class  (2) 85,153 2,483
Total Equity Mutual Funds (Cost
$12,964) 14,422
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.3%
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65  (1) 11,159 10
BAMLL Commercial Mortgage
Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR +
1.45%, 5.768%, 9/15/38  (1) 25,000 23
BBCMS Mortgage Trust, Series  2019-
BWAY, Class D, ARM, 1M USD LIBOR
+ 2.16%, 6.478%, 11/15/34  (1) 25,000 21
BINOM Securitization Trust,
Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 75,639 66
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 7.476%, 6/15/27  (1) 100,000 99
BX Trust, Series 2021-ARIA, Class
C, ARM, 1M USD LIBOR + 1.646%,
5.964%, 10/15/36  (1) 40,000 37
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class B, ARM, 1M
TSFR + 2.092%, 6.428%, 3/15/35  (1) 100,000 97
CIM Trust, Series 2021-INV1, Class
A29, CMO, ARM, 2.50%, 7/1/51  (1) 86,845 66
Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS, 4.026%,
5/10/47  35,000 34
Cold Storage Trust, Series 2020-ICE5,
Class C, ARM, 1M USD LIBOR +
1.65%, 5.968%, 11/15/37  (1) 98,299 95
Commercial Mortgage Trust,
Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  25,000 24
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  26,840 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
5.389%, 2/25/30  19,335 19
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, CMO,
ARM, SOFR30A + 1.00%, 4.928%,
12/25/41  (1) 16,252 16
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M1, CMO,
ARM, SOFR30A + 1.20%, 5.128%,
1/25/42  (1) 68,124 67
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M1, CMO,
ARM, SOFR30A + 2.10%, 6.028%,
3/25/42  (1) 28,053 28
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M1, CMO,
ARM, SOFR30A + 2.00%, 5.928%,
3/25/42  (1) 24,035 24
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, CMO,
ARM, 4.00%, 12/25/24  (1) 93,807 92
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57  (1) 7,211 6
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58  (1) 4,935 5
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59  (1) 51,156 49
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M USD LIBOR +
1.034%, 5.352%, 12/15/36  (1) 40,000 39
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M USD LIBOR +
1.633%, 5.951%, 12/15/36  (1) 35,000 33
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO,
ARM, 2.50%, 11/25/51  (1) 86,116 66
Hundred Acre Wood Trust,
Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51  (1) 84,284 64
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33  (1) 20,000 19

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust,
Series 2020-5, Class B2, CMO, ARM,
3.584%, 12/25/50  (1) 23,684 19
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
4.874%, 8/25/50  (1) 6,678 6
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (1) 8,904 8
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 1,348 1
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 2,696 3
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class B1A, CMO,
ARM, 3.263%, 6/25/50  (1) 28,532 24
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 23
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO,
ARM, 2.50%, 9/25/51  (1) 88,078 67
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60  (1) 29,532 26
OBX Trust, Series 2021-NQM3, Class
A1, CMO, ARM, 1.054%, 7/25/61  (1) 74,754 56
Sequoia Mortgage Trust, Series  2013-
4, Class B1, CMO, ARM, 3.442%,
4/25/43  21,855 20
Sequoia Mortgage Trust, Series  2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47  (1) 6,684 6
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59  (1) 2,954 3
SMRT, Series 2022-MINI, Class C,
ARM, 1M TSFR + 1.55%, 5.886%,
1/15/39  (1) 100,000 95
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.85%,
6.239%, 2/25/50  (1) 32,194 32
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
6.728%, 10/25/50  (1) 19,702 20
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA2, Class
M2, CMO, ARM, SOFR30A + 2.30%,
6.228%, 8/25/33  (1) 25,000 25
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA1, Class
M1B, CMO, ARM, SOFR30A + 1.85%,
5.778%, 1/25/42  (1) 45,000 43
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA3, Class
M1A, CMO, ARM, SOFR30A + 2.00%,
5.928%, 4/25/42  (1) 25,075 25
Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA5, Class
M1A, CMO, ARM, SOFR30A + 2.95%,
6.878%, 6/25/42  (1) 66,505 67
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA6, Class
M1A, CMO, ARM, SOFR30A + 2.15%,
6.078%, 9/25/42  (1) 18,621 19
Structured Agency Credit Risk Debt
Notes, Series 2022-HQA1, Class
M1A, CMO, ARM, SOFR30A + 2.10%,
6.028%, 3/25/42  (1) 52,876 52
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56  (1) 6,085 6
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56  (1) 100,000 93
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65  (1) 28,428 25
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 110
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.501%, 9/15/31  (1) 100,000 86
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$2,298) 2,084
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  (4) 1,170 118
Total Consumer Discretionary 118
Total Preferred Stocks (Cost $94) 118
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 6.1%
U.S. Government Agency
Obligations 4.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  14,865 14
3.00%, 12/1/42 - 4/1/43  65,660 60
3.50%, 8/1/42 - 3/1/44  90,945 85
4.00%, 8/1/40 - 8/1/45  43,645 42
4.50%, 6/1/39 - 5/1/42  43,687 41
5.00%, 1/1/24 - 8/1/40  15,586 14
6.00%, 10/1/32 - 8/1/38  4,343 4
6.50%, 3/1/32  45 —
7.00%, 6/1/32  560 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.829%, 2.204%,
2/1/37  2,016 2
12M USD LIBOR + 1.842%, 2.822%,
1/1/37  1,360 1

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  15,039 13
2.00%, 3/1/42 - 6/1/52  736,734 601
2.50%, 3/1/42 - 7/1/52  634,120 540
3.00%, 1/1/33 - 8/1/52  343,145 308
3.50%, 6/1/47 - 10/1/51  149,992 139
4.00%, 8/1/37 - 2/1/50  89,976 86
4.50%, 5/1/50  8,912 9
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  9,542 8
3.50%, 6/1/42 - 1/1/44  91,360 85
4.00%, 11/1/40  18,790 18
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.881%,
4.131%, 8/1/36  1,583 2
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  406 —
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  196,252 167
2.00%, 4/1/42 - 3/1/52  1,238,292 1,012
2.50%, 1/1/32 - 9/1/52  1,264,781 1,090
3.00%, 6/1/27 - 5/1/52  841,649 762
3.50%, 11/1/32 - 1/1/52  388,439 366
4.00%, 7/1/35 - 8/1/52  361,542 346
4.50%, 7/1/39 - 8/1/52  275,705 269
5.00%, 8/1/23 - 10/1/52  188,341 189
5.50%, 12/1/34 - 9/1/41  55,514 58
6.00%, 4/1/33 - 1/1/53  282,969 291
6.50%, 7/1/32 - 5/1/40  20,201 21
7.00%, 4/1/32  200 —
UMBS, TBA  (10)
1.50%, 1/1/38  120,000 104
2.00%, 1/1/53  320,000 260
7,007
U.S. Government
Obligations 1.8%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  557,559 468
2.50%, 8/20/50 - 3/20/52  548,253 475
3.00%, 7/15/43 - 6/20/52  441,829 399
3.50%, 12/20/42 - 10/20/49  387,525 363
4.00%, 7/20/42 - 10/20/52  266,023 253
4.50%, 10/20/39 - 10/20/52  203,400 200
5.00%, 3/20/34 - 6/20/49  95,574 96
5.50%, 10/20/32 - 11/20/52  167,676 170
6.00%, 4/15/36 - 12/20/38  8,199 9
6.50%, 3/15/26 - 4/15/26  1,810 1
7.00%, 9/20/27  1,069 1
8.00%, 4/15/26  97 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  5,299 5
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
TBA  (10)
3.00%, 1/20/53  25,000 22
5.50%, 1/20/53  162,000 163
6.00%, 1/20/53  90,000 91
Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 1/20/53  105,000 107
7.00%, 1/20/53  30,000 31
2,875
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$10,698) 9,882
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.4%
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds, 2.875%, 5/15/52  795,000 638
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 654
U.S. Treasury Bonds, 3.25%, 5/15/42  400,000 351
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 894
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 696
U.S. Treasury Bonds, 4.00%, 11/15/52  700,000 703
U.S. Treasury Notes, 0.625%,
10/15/24  50,000 47
U.S. Treasury Notes, 1.00%, 12/15/24  450,000 421
U.S. Treasury Notes, 1.125%, 1/15/25  705,000 660
U.S. Treasury Notes, 1.75%, 3/15/25  485,000 458
U.S. Treasury Notes, 3.00%,
7/15/25  (11) 1,355,000 1,312
U.S. Treasury Notes, 3.125%, 8/31/27  605,000 582
U.S. Treasury Notes, 3.875%,
11/30/27  305,000 303
U.S. Treasury Notes, 3.875%,
12/31/27  1,120,000 1,114
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 833
U.S. Treasury Notes, 4.125%,
11/15/32  695,000 709
10,375
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $10,880) 10,375
SHORT-TERM INVESTMENTS 6.6%
Money Market Funds 6.6%
T. Rowe Price Treasury Reserve Fund,
4.27%  (2)(12) 10,661,344 10,661
Total Short-Term Investments (Cost
$10,661) 10,661

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 4.30%  (2)(12) 424,188 424
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 424
Total Securities Lending Collateral
(Cost $424) 424
Total Investments in Securities
101.4% of Net Assets
(Cost $145,110) $ 164,171
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,035 and represents
3.7% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $527 and represents 0.3% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $778 and represents
0.5% of net assets.
(11) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone

T. ROWE PRICE Moderate Allocation Portfolio

.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, A*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 * 455 (3) (3) —
Protection Bought (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 735 (6) (7) 1
Total Centrally Cleared Credit Default Swaps, Protection Bought 1
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/27 180 — (2) 2
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/27 324 (4) (11) 7
Total Centrally Cleared Credit Default Swaps, Protection Sold 9
Total Centrally Cleared Swaps 10
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 2/24/23 USD 100 EUR 96 $ (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3 Long Gilt ten year contracts 3/23 (362) $ 19
Long, 4 Ultra U.S. Treasury Bonds contracts 3/23 537 (32)
Long, 15 Ultra U.S. Treasury Notes ten year contracts 3/23 1,774 (9)
Net payments (receipts) of variation margin to date 19
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.89%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.45%  — (1,731) 351
T. Rowe Price Institutional Emerging Markets Equity Fund  201 (2,408) 55
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.57%  (70) (7) 46
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.21%  (239) (1,758) 647
T. Rowe Price International Bond Fund - I Class, 2.71%  (126) (1,712) 137
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 5.66%  (72) 29 —
T. Rowe Price Real Assets Fund - I Class  — (576) 108
T. Rowe Price U.S. Large-Cap Core Fund - I Class  97 (201) 12
T. Rowe Price Government Reserve Fund, 4.30% — — —++
T. Rowe Price Treasury Reserve Fund, 4.27% — — 185
Totals $ (209)# $ (8,364) $ 1,541+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.89%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.45%  7,915 754 3 6,935
T. Rowe Price Institutional Emerging Markets Equity Fund  9,274 417 111 7,172
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 7.57%  1,316 46 996 359
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.21%  12,273 1,169 1,706 9,978
T. Rowe Price International Bond Fund - I Class, 2.71%  8,540 135 525 6,438
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 5.66%  2,515 — 2,538 6
T. Rowe Price Real Assets Fund - I Class  3,555 1,788 — 4,767
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — 2,684 — 2,483
T. Rowe Price Treasury Reserve Fund, 4.27% 15,775   ¤   ¤ 10,661
T. Rowe Price Government Reserve Fund, 4.30% 391   ¤   ¤ 424
Total $ 49,229^
#
Capital gain distributions from underlying Price funds represented $325 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $1,541 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $53,152.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2022
Statement of Assets and Liabilities
29
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $145,110) $ 164,171
Interest and dividends receivable 290
Receivable for investment securities sold 270
Foreign currency (cost $34) 35
Receivable for shares sold 11
Variation margin receivable on centrally cleared swaps 1
Other assets 112
Total assets 164,890
Liabilities
Payable for investment securities purchased 2,294
Obligation to return securities lending collateral 424
Investment management and administrative fees payable 171
Payable for shares redeemed 11
Unrealized loss on forward currency exchange contracts 3
Variation margin payable on futures contracts 3
Total liabilities 2,906
NET ASSETS $ 161,984
Net Assets Consist of:
Total distributable earnings (loss) $ 16,096
Paid-in capital applicable to 9,097,061 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 145,888
NET ASSETS $ 161,984
NET ASSET VALUE PER SHARE $ 17.81

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $89) $ 3,073
    Interest 959
Securities lending 7
Total income 4,039
Expenses
Investment management and administrative expense 1,578
Waived / paid by Price Associates (346)
Net expenses 1,232
Net investment income 2,807
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (254)
Futures (1,150)
Swaps (81)
Forward currency exchange contracts 8
Foreign currency transactions (24)
Capital gain distributions from mutual funds 325
Net realized loss (1,176)
Change in net unrealized gain / loss
Securities (39,419)
Futures (83)
Swaps 10
Forward currency exchange contracts 1
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss (39,492)
Net realized and unrealized gain / loss (40,668)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (37,861)

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,807 $ 2,054
Net realized gain (loss) (1,176) 19,999
Change in net unrealized gain / loss (39,492) (2,456)
Increase (decrease) in net assets from operations (37,861) 19,597
Distributions to shareholders
Net earnings (6,064) (21,441)
Capital share transactions
*
Shares sold 15,092 18,455
Distributions reinvested 6,064 21,441
Shares redeemed (24,543) (29,626)
Increase (decrease) in net assets from capital share transactions (3,387) 10,270
Net Assets
Increase (decrease) during period (47,312) 8,426
Beginning of period 209,296 200,870
End of period $ 161,984 $ 209,296
*Share information (000s)
Shares sold 779 758
Distributions reinvested 335 959
Shares redeemed (1,265) (1,235)
Increase (decrease) in shares outstanding (151) 482

T. ROWE PRICE Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU 2022-06 which

T. ROWE PRICE Moderate Allocation Portfolio

defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 34,287 $ — $ 34,287
Bond Mutual Funds 23,722 — — 23,722
Common Stocks 59,897 20,113 167 80,177
Convertible Preferred Stocks — — 360 360
Equity Mutual Funds 14,422 — — 14,422
Preferred Stocks — 118 — 118
Short-Term Investments 10,661 — — 10,661
Securities Lending Collateral 424 — — 424
Total Securities 109,126 54,518 527 164,171
Swaps* — 10 — 10
Futures Contracts* 19 — — 19
Total $ 109,145 $ 54,528 $ 527 $ 164,200
Liabilities
Forward Currency Exchange Contracts $ — $ 3 $ — $ 3
Futures Contracts* 41 — — 41
Total $ 41 $ 3 $ — $ 44

T. ROWE PRICE Moderate Allocation Portfolio

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Corporate Bonds, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 19
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 10
*
Total $ 29
*
Liabilities
Interest rate derivatives Futures $ 41
Foreign exchange derivatives Forwards 3
Credit derivatives Centrally Cleared Swaps — †
Total $ 44
*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
† Amount represents less than $1,000.

T. ROWE PRICE Moderate Allocation Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (7) $ (1,150) $ — $ — $ (1,157)
Foreign exchange derivatives — — 8 — 8
Credit derivatives — — — (81) (81)
Total $ (7) $ (1,150) $ 8 $ (81) $ (1,230)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ (83) $ — $ — $ (83)
Foreign exchange derivatives — — 1 — 1
Credit derivatives — — — 10 10
Total $ — $ (83) $ 1 $ 10 $ (72)
^ Options purchased are reported as securities.

T. ROWE PRICE Moderate Allocation Portfolio

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
December 31, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2022, securities valued at $389,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 8% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible

T. ROWE PRICE Moderate Allocation Portfolio

failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality.
As of December 31, 2022, the notional amount of protection sold by the fund totaled $515,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the

T. ROWE PRICE Moderate Allocation Portfolio

custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2022, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government

T. ROWE PRICE Moderate Allocation Portfolio

securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was $405,000; the value of cash collateral and related investments was $424,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $90,654,000 and
$96,995,000, respectively, for the year ended December 31, 2022. Purchases and sales of U.S. government securities aggregated
$74,144,000 and $72,051,000, respectively, for the year ended December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 2,932 $ 5,550
Long-term capital gain 3,132 15,891
Total distributions $ 6,064 $ 21,441
($000s)
Cost of investments $ 147,169
Unrealized appreciation $ 31,484
Unrealized depreciation (14,507)
Net unrealized appreciation (depreciation) $ 16,977

T. ROWE PRICE Moderate Allocation Portfolio

At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.90% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.85% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $88,000 for the year ended
December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
($000s)
Undistributed ordinary income $ 256
Net unrealized appreciation (depreciation) 16,977
Loss carryforwards and deferrals (1,137)
Total distributable earnings (loss) $ 16,096

T. ROWE PRICE Moderate Allocation Portfolio

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31, 2022, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2022, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2022.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2022, these reimbursements amounted to $4,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ -
T. Rowe Price Institutional Emerging Markets Bond Fund 0.70% 48
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 84
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 5
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 53
T. Rowe Price International Bond Fund - I Class 0.49% 33
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% 3
T. Rowe Price Real Assets Fund - I Class 0.64% 27
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.53% 5
Total Management Fee Waived $ 258

T. ROWE PRICE Moderate Allocation Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Moderate Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Moderate
Allocation Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Moderate Allocation Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$198,000 from short-term capital gains
$3,132,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $1,568,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $707,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $25,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Moderate Allocation Portfolio

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board) considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price International Ltd
(Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of
the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s
Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30,
2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Moderate Allocation Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Moderate Allocation Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Moderate Allocation Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582741 E304-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023